Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Brighthouse Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr. 28, 2025
Brighthouse Dimensional International Small Company Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brighthouse/Dimensional International Small Company Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
		During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve the Portfolio’s investment objective, Dimensional Fund Advisors LP (“Dimensional” or “Subadviser”), subadviser to the Portfolio, implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Subadviser’s research, while balancing risk through broad diversification across companies and sectors. Dimensional’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs. Dimensional invests under normal market conditions at least 80% of the Portfolio’s net assets in securities of small companies. The Portfolio primarily invests in equity securities of non-U.S. small companies in developed markets. Dimensional defines a company as small on a country- or region-specific basis, considering a company’s market capitalization relative to the size of other companies in the same country or region. In selecting equity investments, Dimensional first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in that country or region. This threshold will vary by country or region and may change due to market conditions. Based on market capitalization data as of December 31, 2024, the maximum market capitalization of companies eligible for purchase by the Portfolio would be approximately $8.8 billion. The Portfolio may invest in the stocks of small companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). Dimensional will determine whether and when to invest in countries that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in the Portfolio, constraints imposed within Approved Markets and other characteristics of each country’s markets. The Investment Committee of the Subadviser also may designate other countries as Approved Markets for investment in the future or it may remove countries from the list of Approved Markets. In addition, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. The Portfolio invests in securities of Approved Markets listed on securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on securities exchanges in more than one country. Stock Selection Market capitalization weighting is used in determining individual security weights and, where applicable, country or region weights. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the countries and/or regions in which the Portfolio is authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria Dimensional uses for assessing relative price and profitability are subject to change from time to time. Dimensional may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, Dimensional’s assessment of the likelihood of short-run reversals (general tendency for stocks that have recently outperformed their peers to underperform in the short run and vice versa), and other investment characteristics. In assessing a company’s investment characteristics, Dimensional considers ratios such as recent changes in assets divided by total assets. The criteria Dimensional uses for assessing a company’s investment characteristics are subject to change from time to time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index and an additional index reflecting the market segment(s) in which the Portfolio invests. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index and an additional index reflecting the market segment(s) in which the Portfolio invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of <br/>December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest QuarterQ2 202019.84%Lowest QuarterQ1 2020-29.46%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 26, 2025, the MSCI All Country World ex-U.S. Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Portfolio continues to use the MSCI World ex-U.S. Small Cap Index as an additional benchmark that reflects the market segment(s) in which the Portfolio invests.
Brighthouse Dimensional International Small Company Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Portfolio.
Brighthouse Dimensional International Small Company Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Brighthouse Dimensional International Small Company Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.
Brighthouse Dimensional International Small Company Portfolio | Market Capitalization Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
Brighthouse Dimensional International Small Company Portfolio | Foreign Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.
Brighthouse Dimensional International Small Company Portfolio | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.
Brighthouse Dimensional International Small Company Portfolio | Model and Data Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model and Data Risk. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio contain an error, are input or designed incorrectly, or prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. Models may cause the Portfolio to underperform other investment strategies and may not perform as intended in volatile markets. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.
Brighthouse Dimensional International Small Company Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	499
10 Years	rr_ExpenseExampleYear10	$ 1,128
2015	rr_AnnualReturn2015	6.08%
2016	rr_AnnualReturn2016	6.00%
2017	rr_AnnualReturn2017	30.82%
2018	rr_AnnualReturn2018	(20.37%)
2019	rr_AnnualReturn2019	23.30%
2020	rr_AnnualReturn2020	9.12%
2021	rr_AnnualReturn2021	14.16%
2022	rr_AnnualReturn2022	(17.47%)
2023	rr_AnnualReturn2023	13.70%
2024	rr_AnnualReturn2024	3.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.46%)
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Brighthouse Dimensional International Small Company Portfolio | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	634
10 Years	rr_ExpenseExampleYear10	$ 1,418
1 Year	rr_AverageAnnualReturnYear01	3.08%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Brighthouse Dimensional International Small Company Portfolio | MSCI All Country World ex-U.S. Index (reflects no deduction for mutual fund fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.10%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.80%	[2]
Brighthouse Dimensional International Small Company Portfolio | MSCI World ex-U.S. Small Cap Index (reflects no deduction for mutual fund fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.76%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	5.49%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period May 1, 2025 through April 30, 2026, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 30, 2026, only with the approval of the Board of Trustees of the Portfolio.
[2]	Effective February 26, 2025, the MSCI All Country World ex-U.S. Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Portfolio continues to use the MSCI World ex-U.S. Small Cap Index as an additional benchmark that reflects the market segment(s) in which the Portfolio invests.